Reportable Operating Segments - Selected Business Segment Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Selected business segment financial information
Net interest income (expense)	$ 122,683	$ 113,550	$ 360,422	$ 345,103	$ 461,325	$ 443,798
Provision for loan and lease losses	(2,100)	(2,550)	(4,700)	(7,400)	(9,900)	(11,100)
Net interest income after provision for loan and lease losses	120,583	111,000	355,722	337,703	451,425	432,698
Noninterest income	48,690	56,502	168,580	164,215	211,403	209,237
Noninterest expense	(82,804)	(79,377)	(246,341)	(239,307)	(319,601)	(297,691)
Income before income taxes	86,469	88,125	277,961	262,611	343,227	344,244
Provision for income taxes	(33,234)	(33,236)	(104,335)	(99,042)	(129,447)	(127,572)
Net income	53,235	54,889	173,626	163,569	213,780	216,672
Total assets	19,892,693		19,892,693		19,352,681	18,133,696
Retail Banking
Selected business segment financial information
Net interest income (expense)	104,048	100,014	310,244	297,840	399,153	384,065
Provision for loan and lease losses	(770)	(1,202)	(1,722)	(3,487)	(4,643)	(5,249)
Net interest income after provision for loan and lease losses	103,278	98,812	308,522	294,353	394,510	378,816
Noninterest income	22,398	25,460	68,553	74,002	97,934	96,023
Noninterest expense	(51,093)	(48,449)	(160,495)	(150,278)	(199,308)	(186,322)
Income before income taxes	74,583	75,823	216,580	218,077	293,136	288,517
Provision for income taxes	(27,672)	(27,688)	(80,727)	(81,328)	(99,764)	(103,080)
Net income	46,911	48,135	135,853	136,749	193,372	185,437
Total assets					6,725,665	6,271,341
Commercial Banking
Selected business segment financial information
Net interest income (expense)	28,655	26,941	84,460	86,045	113,466	114,188
Provision for loan and lease losses	(1,330)	(1,348)	(2,978)	(3,913)	(5,257)	(5,851)
Net interest income after provision for loan and lease losses	27,325	25,593	81,482	82,132	108,209	108,337
Noninterest income	15,479	19,346	48,498	54,475	72,218	65,319
Noninterest expense	(14,792)	(13,247)	(39,676)	(40,335)	(55,181)	(49,692)
Income before income taxes	28,012	31,692	90,304	96,272	125,246	123,964
Provision for income taxes	(10,399)	(11,583)	(33,640)	(35,927)	(43,181)	(44,169)
Net income	17,613	20,109	56,664	60,345	82,065	79,795
Total assets					4,120,805	3,878,005
Treasury and Other
Selected business segment financial information
Net interest income (expense)	(10,020)	(13,405)	(34,282)	(38,782)	(51,294)	(54,455)
Net interest income after provision for loan and lease losses	(10,020)	(13,405)	(34,282)	(38,782)	(51,294)	(54,455)
Noninterest income	10,813	11,696	51,529	35,738	41,251	47,895
Noninterest expense	(16,919)	(17,681)	(46,170)	(48,694)	(65,112)	(61,677)
Income before income taxes	(16,126)	(19,390)	(28,923)	(51,738)	(75,155)	(68,237)
Provision for income taxes	4,837	6,035	10,032	18,213	13,498	19,677
Net income	$ (11,289)	$ (13,355)	$ (18,891)	$ (33,525)	(61,657)	(48,560)
Total assets					$ 8,506,211	$ 7,984,350